JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 58.5%
Afterpay Ltd.*	376,450	38,429,800
AGL Energy Ltd.	1,004,746	8,783,041
Alumina Ltd.(a)	3,781,971	4,854,746
AMP Ltd.	5,542,383	6,251,529
Ampol Ltd.	402,598	8,015,752
APA Group	1,902,899	14,148,649
Aristocrat Leisure Ltd.	1,029,714	24,257,828
ASX Ltd.	312,311	17,065,309
Aurizon Holdings Ltd.	3,017,281	8,510,798
AusNet Services	2,965,866	3,904,241
Australia & New Zealand Banking Group Ltd.	4,580,778	82,472,221
Bendigo & Adelaide Bank Ltd.	854,716	5,973,807
BHP Group Ltd.	4,750,999	158,441,028
BlueScope Steel Ltd.	812,372	10,199,286
Boral Ltd.	1,660,520	6,103,740
Brambles Ltd.	2,390,101	19,231,073
Challenger Ltd.	926,091	4,675,854
CIMIC Group Ltd.*	115,468	2,165,561
Coca-Cola Amatil Ltd.	805,570	8,018,715
Cochlear Ltd.	105,950	15,930,568
Coles Group Ltd.	2,151,345	29,781,660
Commonwealth Bank of Australia	2,861,181	181,661,521
Computershare Ltd.	820,044	8,950,563
Crown Resorts Ltd.	578,900	4,227,773
CSL Ltd.	733,673	152,106,238
Dexus, REIT	1,756,358	12,027,872
Domino’s Pizza Enterprises Ltd.	101,872	7,123,929
Evolution Mining Ltd.	2,755,711	9,841,851
Fortescue Metals Group Ltd.	2,681,567	44,170,047
Goodman Group, REIT	2,711,253	36,485,260
GPT Group (The), REIT	3,141,458	10,323,798
Harvey Norman Holdings Ltd.	1,105,307	4,476,584
Incitec Pivot Ltd.*	3,132,319	6,276,795
Insurance Australia Group Ltd.	3,934,804	14,504,048
LendLease Corp. Ltd.	1,109,982	10,119,940
Macquarie Group Ltd.	547,979	54,649,108
Magellan Financial Group Ltd.	230,976	8,392,001
Medibank Pvt Ltd.	4,441,510	9,865,914
Mirvac Group, REIT	6,350,447	11,459,671
National Australia Bank Ltd.	5,306,384	95,117,428
Newcrest Mining Ltd.	1,316,989	25,031,294
Northern Star Resources Ltd.	1,194,930	11,563,653
Orica Ltd.	654,468	7,596,849
Origin Energy Ltd.	2,840,334	10,209,399
Qantas Airways Ltd.*	1,490,387	5,099,482
QBE Insurance Group Ltd.	2,372,145	14,549,854
Ramsay Health Care Ltd.	298,936	14,344,210
REA Group Ltd.	80,812	8,982,590
Reece Ltd.(a)	458,427	5,582,277
Rio Tinto Ltd.	598,746	50,114,413
Santos Ltd.	2,855,540	14,074,446
Scentre Group, REIT	8,371,008	17,341,736
SEEK Ltd.	569,374	12,131,606
Seven Group Holdings Ltd.	213,422	3,629,281
Sonic Healthcare Ltd.	770,406	20,133,695
South32 Ltd.	7,800,784	15,045,017
Stockland, REIT	3,849,871	12,992,528
Suncorp Group Ltd.	2,065,327	15,823,549
Sydney Airport*	2,132,680	9,267,131
Tabcorp Holdings Ltd.	3,575,847	10,836,188
Telstra Corp. Ltd.	6,713,384	15,943,421
TPG Telecom Ltd.*(a)	599,832	3,367,525
Transurban Group	4,413,532	44,471,192
Treasury Wine Estates Ltd.	1,163,594	8,902,353
Vicinity Centres, REIT	6,242,341	7,263,533
Washington H Soul Pattinson & Co. Ltd.(a)	200,835	4,160,121
Wesfarmers Ltd.	1,828,678	75,907,223
Westpac Banking Corp.	5,824,782	93,378,201
WiseTech Global Ltd.	250,675	5,939,578
Woodside Petroleum Ltd.	1,551,903	28,805,729
Woolworths Group Ltd.	2,040,610	63,470,588
Worley Ltd.	514,636	4,459,708

		1,799,413,917

Cambodia — 0.1%
NagaCorp Ltd.	3,538,000	4,016,876

China — 1.9%
Budweiser Brewing Co. APAC Ltd.(b)	2,775,300	9,278,916
China Evergrande New Energy Vehicle Group Ltd.*(a)	3,606,500	19,628,190
Chow Tai Fook Jewellery Group Ltd.	3,531,800	4,240,267
ESR Cayman Ltd.*(b)	1,612,200	5,745,392
Wilmar International Ltd.	4,588,800	18,162,214

		57,054,979

Hong Kong — 23.8%
AIA Group Ltd.	19,490,400	234,990,973
ASM Pacific Technology Ltd.	500,800	7,272,308
Bank of East Asia Ltd. (The)	2,519,400	5,452,366
Cathay Pacific Airways Ltd.*(a)	1,621,636	1,248,572
CK Asset Holdings Ltd.	3,944,000	19,678,661
CK Infrastructure Holdings Ltd.	927,500	4,924,422
CLP Holdings Ltd.	2,582,500	24,235,651
Dairy Farm International Holdings Ltd.	470,000	2,022,798
Guoco Group Ltd.	127,000	1,542,707
Hang Lung Properties Ltd.	2,914,000	7,743,688
Hang Seng Bank Ltd.	1,178,700	21,257,115
Henderson Land Development Co. Ltd.	2,218,700	9,074,435
HK Electric Investments & HK Electric Investments Ltd.(b)	3,694,500	3,646,828
HKT Trust & HKT Ltd.	5,779,000	7,606,192
Hong Kong & China Gas Co. Ltd.	17,106,180	24,568,494
Hong Kong Exchanges & Clearing Ltd.	1,923,000	122,941,645
Hysan Development Co. Ltd.	1,040,000	3,771,548
Jardine Matheson Holdings Ltd.	410,900	23,683,135
Jardine Strategic Holdings Ltd.	284,700	7,399,353
JS Global Lifestyle Co. Ltd.(b)	1,476,000	3,319,166
Kerry Properties Ltd.	918,000	2,375,911

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Link, REIT	3,331,700	28,903,326
MTR Corp. Ltd.	2,515,000	14,595,286
New World Development Co. Ltd.	2,286,250	10,585,534
NWS Holdings Ltd.	2,312,000	2,222,904
PCCW Ltd.	6,303,000	3,505,139
Power Assets Holdings Ltd.	2,228,500	11,825,891
Sino Land Co. Ltd.	4,736,000	6,559,663
Sun Hung Kai Properties Ltd.	2,506,000	34,232,517
Swire Pacific Ltd., Class A	822,000	5,137,157
Swire Pacific Ltd., Class B	1,435,000	1,457,531
Swire Properties Ltd.	1,698,200	4,922,445
Techtronic Industries Co. Ltd.	2,800,000	41,827,464
WH Group Ltd.(b)	15,243,500	12,352,631
Wharf Real Estate Investment Co. Ltd.	2,807,000	14,825,474

		731,708,930

Macau — 1.6%
Galaxy Entertainment Group Ltd.	3,417,000	25,780,478
MGM China Holdings Ltd.(a)	1,355,428	2,042,587
Sands China Ltd.	3,886,979	15,436,534
SJM Holdings Ltd.	3,398,000	3,643,350
Wynn Macau Ltd.*	2,312,316	3,663,565

		50,566,514

New Zealand — 2.9%
a2 Milk Co. Ltd. (The)*	1,197,657	9,877,047
Auckland International Airport Ltd.*	1,947,493	10,360,480
Contact Energy Ltd.	1,158,767	6,762,765
Fisher & Paykel Healthcare Corp. Ltd.	929,346	23,032,608
Fletcher Building Ltd.*	1,329,421	5,909,140
Mercury NZ Ltd.	1,010,750	5,154,621
Meridian Energy Ltd.	2,025,127	10,336,933
Ryman Healthcare Ltd.	669,181	7,433,951
Spark New Zealand Ltd.	2,986,706	10,254,416

		89,121,961

Singapore — 9.2%
Ascendas, REIT	5,101,928	11,771,839
CapitaLand Integrated Commercial Trust, REIT	7,300,620	11,663,834
CapitaLand Ltd.	4,019,400	9,661,244
City Developments Ltd.	741,700	4,006,207
ComfortDelGro Corp. Ltd.	3,238,900	3,843,231
DBS Group Holdings Ltd.	2,887,500	54,450,314
Frasers Property Ltd.	622,400	573,954
Genting Singapore Ltd.	9,128,200	5,858,347
Great Eastern Holdings Ltd.	101,000	1,592,415
Jardine Cycle & Carriage Ltd.	164,200	2,655,097
Keppel, REIT	2,728,600	2,493,569
Keppel Corp. Ltd.	2,314,000	8,697,498
Mapletree Commercial Trust, REIT	3,515,200	5,438,462
Mapletree North Asia Commercial Trust, REIT(b)	3,326,500	2,438,054
Olam International Ltd.	1,132,500	1,351,990
Oversea-Chinese Banking Corp. Ltd.	6,499,400	50,372,004
SATS Ltd.*	1,077,100	3,109,254
Sembcorp Industries Ltd.	1,457,100	1,800,322
Singapore Airlines Ltd.*	2,099,000	6,474,581
Singapore Exchange Ltd.	1,317,700	9,789,231
Singapore Technologies Engineering Ltd.	2,422,000	6,752,751
Singapore Telecommunications Ltd.	11,050,700	19,576,826
Suntec, REIT	3,451,900	4,135,864
United Overseas Bank Ltd.	2,479,400	43,562,608
UOL Group Ltd.	750,500	4,119,866
Venture Corp. Ltd.	441,800	6,566,030

		282,755,392

United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	4,308,000	29,729,635

United States — 0.6%
James Hardie Industries plc, CHDI*	715,977	20,012,155

TOTAL COMMON STOCKS (Cost $2,894,307,643)		3,064,380,359

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	8,986,604	8,987,503
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	1,786,007	1,786,007

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $10,773,510)		10,773,510

Total Investments — 100.0% (Cost $2,905,081,153)		3,075,153,869
Other Assets Less Liabilities — 0.0%(e)		885,576

Net Assets — 100.0%		3,076,039,445

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.6%
Metals & Mining	10.7
Insurance	9.5
Capital Markets	6.9
Equity Real Estate Investment Trusts (REITs)	5.7
Real Estate Management & Development	5.0
Biotechnology	4.9
Hotels, Restaurants & Leisure	3.5
Food & Staples Retailing	3.1
Multiline Retail	2.6
Industrial Conglomerates	2.4
Transportation Infrastructure	2.2
Oil, Gas & Consumable Fuels	2.1
Health Care Providers & Services	2.0
Electric Utilities	2.0
Diversified Telecommunication Services	2.0
IT Services	1.5
Machinery	1.4
Food Products	1.3
Health Care Equipment & Supplies	1.3
Gas Utilities	1.3
Construction Materials	1.0
Others (each less than 1.0%)	6.6
Short-Term Investments	0.4

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $9,108,493.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Singapore Index	156	02/2021	SGD	3,840,696	(105,307)
SPI 200 Index	52	03/2021	AUD	6,464,867	(120,116)

					(225,423)

Abbreviations

AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,799,413,917	$—	$1,799,413,917
Cambodia	—	4,016,876	—	4,016,876
China	—	57,054,979	—	57,054,979
Hong Kong	7,399,353	724,309,577	—	731,708,930
Macau	—	50,566,514	—	50,566,514
New Zealand	—	89,121,961	—	89,121,961
Singapore	—	282,755,392	—	282,755,392
United Kingdom	—	29,729,635	—	29,729,635
United States	—	20,012,155	—	20,012,155

Total Common Stocks	7,399,353	3,056,981,006	—	3,064,380,359

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	10,773,510	—	—	10,773,510

Total Investments in Securities	$18,172,863	$3,056,981,006	$—	$3,075,153,869

Depreciation in Other Financial Instruments
Futures Contracts	$(225,423)	$—	$—	$(225,423)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$5,987,503	$57,000,000	$54,000,000	$(497)	$497	$8,987,503	8,986,604	$3,434	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,214,888	19,027,220	19,456,101	—	—	1,786,007	1,786,007	172	—

Total	$8,202,391	$76,027,220	$73,456,101	$(497)	$497	$10,773,510		$3,606	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.